INCOME TAX EXPENSE/(CREDIT) (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	¥ (209)	¥ (4,765)	¥ (8,180)
Increase (decrease) in deferred tax liability (asset)	209	4,556	3,415
Balance	0	(209)	(4,765)
Dividend Withholding Tax [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	0	1,404
Increase (decrease) in deferred tax liability (asset)	0	0	(1,404)
Balance	0	0	0
Inventory Provision [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	(4,765)	(9,375)
Increase (decrease) in deferred tax liability (asset)	0	4,765	4,610
Balance	0	0	(4,765)
Impairment Loss [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	0	0
Increase (decrease) in deferred tax liability (asset)	0	0	0
Balance	0	0	0
Bad Debt Allowance [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	0	0
Increase (decrease) in deferred tax liability (asset)	0	0	0
Balance	0	0	0
Net Operating Allowance [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	0	0
Increase (decrease) in deferred tax liability (asset)	0	0	0
Balance	0	0	0
Depreciation And Amortization [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	(209)	0	(209)
Increase (decrease) in deferred tax liability (asset)	209	(209)	209
Balance	¥ 0	¥ (209)	¥ 0